Goodwill	12 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
GOODWILL
11.	GOODWILL

Goodwill is the following:

	As of March 31,
	2025	2026
	$	$
At cost:
Goodwill (Regent acquisition)^	-	260
Less: Accumulated impairment	-	-

Goodwill	-	260

^	Refer to Note 3 – Acquisition for further details regarding the acquisition of Regent Feinbau Adermann GmbH.